Pay vs Performance Disclosure	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024 USD ($)	Jan. 31, 2023 USD ($)	Jan. 31, 2022 USD ($)	Jan. 31, 2021 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based On:
Fiscal Year	Summary Compensation Table Total for PEO ($)(1)	CAP to PEO ($)(2)	Average Summary Compensation Table Total for other NEOs ($)(3)	Average CAP to other NEOs ($)(3)(4)	Total Shareholder Return ($)(5)	Peer Group Total Shareholder Return ($)(6)	Net Income (Loss) ($)(7)	Non-GAAP Operating Margin (%)(8)
2024	10,205,886	9,624,514	4,216,397	4,197,358	92.76	219.37	(104,631)	11%
2023	14,359,147	11,121,522	4,822,022	3,645,523	89.13	146.16	(215,639)	(5)%
2022	15,632,439	13,393,674	4,583,088	2,423,627	128.34	173.37	(171,097)	(6)%
2021	6,498,932	15,824,878	2,939,670	5,010,980	143.85	137.14	(114,979)	(11)%

Named Executive Officers, Footnote [Text Block]	Mr. Mader served as the PEO for each of the fiscal years ending January 31, 2021, 2022, 2023, and 2024.For 2024, Mr. Godbole, Mr. Arntz, Mr. Garg, and Ms. Marshall
•For 2023, Mr. Godbole, Mr. Arntz, Mr. Branstetter, and Mr. Garg;
•For 2022, Mr. Godbole, Mr. Arntz, Mr. Garg, Ms. Marshall, and Gene Farrell, the Company’s former Chief Strategy and Product Officer
•For 2021, Mr. Godbole, Mr. Arntz, Mr. Garg, Mr. Farrell, and Jennifer E. Ceran, the Company's former Chief Financial Officer and Treasurer.

PEO Total Compensation Amount		$ 10,205,886	$ 14,359,147	$ 15,632,439	$ 6,498,932
PEO Actually Paid Compensation Amount		9,624,514	11,121,522	13,393,674	15,824,878
Adjustment To PEO Compensation, Footnote [Text Block]

PEO CAP Calculations	2021	2022	2023	2024
Summary Compensation Table Total	$6,498,932	$15,632,439	$14,359,147	$10,205,886
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(6,057,917)	(15,162,685)	(13,417,615)	(9,085,222)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	10,582,667	13,209,068	16,718,081	9,087,181
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	3,647,391	(1,189,947)	(4,071,282)	1,095,709
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	344,223	416,387	—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	1,153,805	560,576	(2,883,196)	(1,679,040)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—	—
+ Add Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	—	—	—	—
Compensation Actually Paid	$15,824,878	$13,393,674	$11,121,522	$9,624,514

Non-PEO NEO Average Total Compensation Amount		4,216,397	4,822,022	4,583,088	2,939,670
Non-PEO NEO Average Compensation Actually Paid Amount		4,197,358	3,645,523	2,423,627	5,010,980
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Other NEO CAP Calculations	2021	2022	2023	2024
Summary Compensation Table Total	$2,939,670	$4,583,088	$4,822,022	$4,216,397
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(2,643,124)	(4,233,947)	(4,229,470)	(3,514,967)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	3,540,552	2,839,978	5,204,552	3,553,480
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	1,306,833	(386,493)	(1,319,718)	241,762
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	151,472	233,847	—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	177,442	61,133	(1,065,710)	(299,314)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(310,393)	(591,604)	—	—
+ Add Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	—	—	—	—
Compensation Actually Paid	$5,010,980	$2,423,627	$3,645,523	$4,197,358

Tabular List [Table Text Block]

Most Important Performance Measures
Non-GAAP Operating Margin
Calculated Billings
Free Cash Flow
Revenue

Total Shareholder Return Amount		92.76	89.13	128.34	143.85
Peer Group Total Shareholder Return Amount		219.37	146.16	173.37	137.14
Net Income (Loss)		$ (104,631,000)	$ (215,639,000)	$ (171,097,000)	$ (114,979,000)
Company Selected Measure Amount		0.11	(0.05)	(0.06)	(0.11)
PEO Name		Mr. Mader
Additional 402(v) Disclosure [Text Block]		The table below titled “PEO CAP Calculations” shows the details of the calculation of the CAP to our PEO. Equity values are calculated in accordance with Topic 718. Valuation assumptions used to calculate fair values at the times indicated in this table below did not materially differ from those disclosed at the time of grant and the term used to calculate the valuations.The table below titled “Other NEO CAP Calculations” shows the details of the calculation of the CAP to our other NEOs. Equity values are calculated in accordance with FASB ASC Topic 718. Valuation assumptions used to calculate fair values at the times indicated in this table below did not materially differ from those disclosed at the time of grant and the term used to calculate the valuations.Represents the TSR of a $100 investment in the Company’s shares as of January 31, 2020, valued again on each of January 31, 2021, 2022, 2023, and 2024. TSR is based on a $100 investment as of January 31, 2020, valued again on each of January 31, 2021, 2022, 2023, and 2024.Net income (loss) presented in thousands as reported in the Company’s 2024 Annual Report.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Non-GAAP Operating Margin
Non-GAAP Measure Description [Text Block]		We determined Non-GAAP Operating Margin to be the most important financial performance measure used to link Company performance to CAP to our PEO and other NEOs in fiscal year ended January 31, 2024. A reconciliation of the Company’s Non-GAAP Operating Margin to our GAAP Operating Margin is set forth in Item 7. Management’s Discussion and Analysis of Financial Condition and Results of Operations in our 2024 Annual Report and Exhibit 99.1 to our Current Report on Form 8-K filed on March 14, 2024.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Calculated Billings
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Free Cash Flow
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Revenue
PEO [Member] | Option Awards And Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards		$ (9,085,222)	$ (13,417,615)	$ (15,162,685)	$ (6,057,917)
PEO [Member] | Outstanding And Unvested Option Awards And Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards		9,087,181	16,718,081	13,209,068	10,582,667
PEO [Member] | Outstanding And Unvested Option Awards And Stock Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards		1,095,709	(4,071,282)	(1,189,947)	3,647,391
PEO [Member] | Option Awards And Stock Awards Granted And Vested In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards		0	416,387	344,223	0
PEO [Member] | Option Awards And Stock Awards Granted In Prior Fiscal Years And Vested In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards		(1,679,040)	(2,883,196)	560,576	1,153,805
PEO [Member] | Option Awards And Stock Awards Granted In Prior Fiscal Years, Unvested In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards		0	0	0	0
PEO [Member] | Dividends Or Other Earnings Paid On Stock Or Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards		0	0	0	0
Non-PEO NEO [Member] | Option Awards And Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards		(3,514,967)	(4,229,470)	(4,233,947)	(2,643,124)
Non-PEO NEO [Member] | Outstanding And Unvested Option Awards And Stock Awards Granted In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards		3,553,480	5,204,552	2,839,978	3,540,552
Non-PEO NEO [Member] | Outstanding And Unvested Option Awards And Stock Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards		241,762	(1,319,718)	(386,493)	1,306,833
Non-PEO NEO [Member] | Option Awards And Stock Awards Granted And Vested In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards		0	233,847	151,472	0
Non-PEO NEO [Member] | Option Awards And Stock Awards Granted In Prior Fiscal Years And Vested In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards		(299,314)	(1,065,710)	61,133	177,442
Non-PEO NEO [Member] | Option Awards And Stock Awards Granted In Prior Fiscal Years, Unvested In Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards		0	0	(591,604)	(310,393)
Non-PEO NEO [Member] | Dividends Or Other Earnings Paid On Stock Or Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards		$ 0	$ 0	$ 0	$ 0